Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	December 31,
	2019	2018
	U.S. dollars in thousands

Cash in banks and on hand	277	946
Bank deposits with original maturities of three months or less*	4,178	2,309

	4,455	3,255

*	Deposits with maturity of three months, which bear an interest of 1.79-2% per annum (in 2018: 2.27%).

Summary of currencies cash and cash equivalents are denominated
	December 31,
	2019	2018
	U.S. dollars in thousands

U.S. dollars	4,356	3,168
NIS (not linked to the Israeli CPI)	99	87

	4,455	3,255